Selling and marketing expenses	12 Months Ended
Dec. 31, 2025
Selling and marketing expenses
Selling and marketing expenses

9.  Selling and marketing expenses

The following table summarizes selling and marketing expenses, and the depreciation and amortization of the relevant assets relating to these expenses, for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Advertising costs	(153,504)	(200,824)	(218,351)
Employee benefits expenses	(5,183)	(6,770)	(7,387)
Depreciation and amortization	(666)	(1,498)	(524)
	(159,353)	(209,092)	(226,262)